245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 1, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Variable Insurance Products Fund V (the trust): File Nos. 033-17704 and 811-05361

 Investment Grade Bond II Portfolio

 Asset Manager Portfolio

 Asset Manager: Growth Portfolio

 Bond Index Portfolio

 Freedom 2005 Portfolio

 Freedom 2010 Portfolio

 Freedom 2015 Portfolio

 Freedom 2020 Portfolio

 Freedom 2025 Portfolio

 Freedom 2030 Portfolio

 Freedom 2035 Portfolio

 Freedom 2040 Portfolio

 Freedom 2045 Portfolio

 Freedom 2050 Portfolio

 Freedom 2055 Portfolio

 Freedom 2060 Portfolio

 Freedom 2065 Portfolio

 Freedom Income Portfolio

 Freedom Lifetime Income I Portfolio

 Freedom Lifetime Income II Portfolio

 Freedom Lifetime Income III Portfolio

 FundsManager 20% Portfolio

 FundsManager 50% Portfolio

 FundsManager 60% Portfolio

 FundsManager 70% Portfolio

 FundsManager 85% Portfolio

Government Money Market Portfolio

Investment Grade Bond Portfolio

Investor Freedom 2005 Portfolio

Investor Freedom 2010 Portfolio

Investor Freedom 2015 Portfolio

Investor Freedom 2020 Portfolio

Investor Freedom 2025 Portfolio

Investor Freedom 2030 Portfolio

Investor Freedom Income Portfolio

Strategic Income Portfolio

Target Volatility Portfolio

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust